Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Line Items]
Provision (benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2025	2024	2023
Current	$105,182	$140,423	$153,611
Deferred	20,291	(45,673)	(60,212)
Income taxes	$125,473	$94,750	$93,399

Components of Deferred Tax Assets and Liabilities

Deferred income taxes are comprised of the following components:

	As of September 30,
	2025	2024
Deferred tax assets:
Deferred revenue	$20,813	$24,507
Employee compensation and benefits	114,122	113,431
Intangible assets and computer software	40,208	50,564
Tax credits, net capital and operating loss carryforwards	145,525	170,591
Lease liabilities	51,644	37,130
Other	79,822	76,908
Total deferred tax assets	452,134	473,131
Valuation allowances	(63,213)	(61,513)
Total deferred tax assets, net	388,921	411,618
Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(15,802)	(33,339)
Intangible assets and computer software	(114,511)	(116,966)
Lease assets	(47,305)	(33,215)
Other	(55,016)	(46,780)
Total deferred tax liabilities	(232,634)	(230,300)
Net deferred tax assets	$156,287	$181,318

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2025	2024	2023
Balance at beginning of fiscal year	$151,822	$196,949	$213,031
Additions based on tax positions related to the current year	23,112	23,267	22,181
Additions for tax positions of prior years	22,751	15,840	18,477
Reductions for tax positions of prior years	(3,486)	(4,613)	(16,096)
Settlements with tax authorities(1)	(7,040)	(48,622)	(27,737)
Lapse of statute of limitations	(16,627)	(30,999)	(12,907)
Balance at end of fiscal year	$170,532	$151,822	$196,949

(1) The changes in the years ended September 30, 2024 and 2023 were $48,622 and $27,737 respectively, the majority of which were offset by income tax payments or changes in tax receivables and tax payables.

Guernsey Tax Rate [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2025	2024	2023
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	18.1	16.0	14.7
Effective income tax rate	18.1%	16.0%	14.7%

(1) Foreign taxes for the year ended Sep 30, 2025:

In fiscal year 2025, the Company recorded a tax benefit of $18,504 related to the release of prior periods accrued withholding taxes on unremitted earnings accumulated in a certain jurisdiction. The release of the accrued withholding taxes followed the Company’s funding decisions relating to an investment allocation priorities.

Foreign taxes in fiscal year 2025 also included a benefit of $26,842 relating primarily to release of unrecognized tax benefits due to expiration of the periods set forth in statutes of limitations in certain jurisdictions, due to settlements with tax authorities and updated estimations in certain jurisdictions.

(1) Foreign taxes for the year ended Sep 30, 2024:

In fiscal year 2024, foreign taxes included a total amount of releases of gross unrecognized tax benefits of $81,556, relating primarily to settlements of tax audits, and expiration of the periods set forth in statutes of limitations in certain jurisdictions. Part of the releases amount was offset by an increase in taxes payables, and tax payments, and, as a result, a net benefit of $47,770 was included within income tax expense for fiscal year 2024.

Foreign taxes in fiscal year 2024 also included a recognition of tax benefit of $17,465 resulting from a creation of a deferred tax asset due to a change in measurement following a tax ruling in a certain jurisdiction in which the Company operates.

(1) Foreign taxes for the year ended Sep 30, 2023:

In fiscal year 2023, the Company recorded a tax benefit of $22,700 related to the release of accrued withholding taxes on unremitted earnings accumulated in Israel. The release of the accrued withholding taxes followed the Company’s funding relating to the acquisition of TEOCO’s service assurance business and the construction of its Israeli campus.

Foreign taxes in fiscal year 2023 also included a benefit of $40,644 relating to release of gross unrecognized tax benefits due to settlements of tax audits and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The majority of the release was offset by tax payments and, as a result, a net benefit of $16,232 was included within income tax expense for fiscal year 2023.

Foreign taxes in fiscal year 2023 also included a recognition of tax benefit of $11,566 resulting from internal structural changes in certain jurisdictions in which the Company operates, a benefit of $9,236 due to a change in measurement of a deferred tax liability following a regulatory clarification, and a benefit of $3,142 relating to changes in tax regulations in certain jurisdictions.

As previously disclosed in the Company’s Annual Report on Form 20-F for fiscal year 2022, the Company's primary Israeli subsidiary has elected, during fiscal year 2022, to pay the reduced corporate tax on all of its “previously exempt earnings” based on a temporary order of the Israeli budget law. Following this election, payment of this tax, was made during fiscal year 2023. The impact of this election on income taxes was already reflected in fiscal year 2022.